Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2014
Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 112.58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.58%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Exposure	Fixed Income or Debt Exposure	Cash Equivalents
35 – 55%	40 – 60%	0 – 20%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

The Portfolio operates as a “fund of funds” to gain the Portfolio’s equity exposure by investing in one or more of the equity and international portfolios of Northwestern Mutual Series Fund, Inc. (each, an “Underlying Portfolio”). The adviser allocates the Portfolio’s assets among the Underlying Portfolios based on the adviser’s economic and market outlook and the investment objectives and strategies of the Underlying Portfolios, including their investment focus on small, mid or large market capitalizations, domestic or foreign investments, whether the Underlying Portfolio is diversified or non-diversified and whether it employs a “growth” or “value” style of investing, among other characteristics. The adviser regularly reviews and adjusts the allocation among the Underlying Portfolios to favor investments in those Underlying Portfolios that the adviser believes provide the most favorable position for achieving the Portfolio’s investment objective. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

The Portfolio’s fixed income or debt exposure will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called “junk bonds”). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker’s acceptances, certificates of deposit and time deposits.

Effective on or about October 31, 2014, the Portfolio will operate as a “fund of funds” to gain the Portfolio’s fixed income exposure by investing in one or more of the fixed income portfolios of Northwestern Mutual Series Fund, Inc. (each, an “Underlying Portfolio” after such date). The adviser will allocate the Portfolio’s assets among the fixed income Underlying Portfolios based on the adviser’s economic and market outlook and the investment objectives and strategies of the fixed income Underlying Portfolios. The adviser will regularly review and adjust the allocation as determined by the adviser to be most favorable from time to time to achieve the Portfolio’s investment objective.

Up to 50% of the Portfolio’s net assets may be invested in foreign securities and international Underlying Portfolios.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of fixed income securities with varying durations and maturities, including investment grade and non-investment grade debt securities, debt of corporate and government issuers, inflation-indexed debt securities, and other fixed income instruments. An Underlying Portfolio may invest a large percentage of its assets in a single issuer, security, market or sector (or a limited group thereof) or in the case of an international Underlying Portfolio, may invest in emerging markets, a small number of countries or a particular geographic region. An Underlying Portfolio may also use certain derivative instruments including futures, forwards, options and swaps to meet its investment objective and for cash management purposes.

When the adviser deems it to be more efficient or advantageous in managing the Portfolio, the adviser may utilize options, futures, forwards, swap agreements (including the purchase and sale of total return equity swaps and credit default swaps) and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

		The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of equities, but who also want the income potential of bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds equity investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The Portfolio bears all of the risks associated with the investment strategies used by the Underlying Portfolios. Except as otherwise stated, references in this section to the “Portfolio” may relate to the Portfolio, one or more Underlying Portfolios, or both. The main risks of investing in this Portfolio are identified below.
  Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
  Affiliated Portfolio Risk – In managing the Portfolio, the adviser will have the authority to select, and allocate among, Underlying Portfolios. The adviser may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios. Moreover, a situation could occur where proper action for the Portfolio could be adverse to the interest of the Underlying Portfolios or vice versa.
  Asset Allocation Risk – This Portfolio allocates its investments between stock, bond and money market sectors, certain securities and among Underlying Portfolios, based upon judgments made by the adviser. The Portfolio could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.
  Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security held directly or through an Underlying Portfolio is unwilling or unable to meet its financial obligations.
  Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market, the risk of missed opportunities in other investments and the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate and liquidity risks.
  Equity Securities Risk – The value of equity securities held through the Underlying Portfolios, such as common and preferred stocks, could decline if the financial condition of the companies an Underlying Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.
  Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.
  Foreign Investing Risk – Exposure to investments in foreign securities, including through Underlying Portfolios, may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. Exposure to investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.
  Fund of Funds Investing Risk – The Portfolio’s investment performance is significantly impacted by the investment performance of the Underlying Portfolios it holds. The ability of the Portfolio to meet its investment objective is related to the ability of the Underlying Portfolios to meet their respective investment objectives as well as the adviser’s allocation decisions with respect to the Underlying Portfolios. Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in direct proportion to the amount of assets the Portfolio allocates to each Underlying Portfolio. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio. Changes in the value of that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolios’ expenses.
  Geographic Concentration Risk – The Portfolio’s performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region. Similarly, the extent to which an Underlying Portfolio invests a significant portion of its assets in a single country, a small number of countries or a particular geographic region, may also adversely impact the Portfolio, depending on the Portfolio’s level of investment in that Underlying Portfolio.
  High Yield Debt Risk – High yield debt securities in which the Portfolio invests directly or indirectly through an Underlying Portfolio have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.
  Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the fixed income investments held directly by the Portfolio or indirectly through an Underlying Portfolio is likely to decline. Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income instruments.
  Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.
  Large Transaction Risk – The Underlying Portfolios are used as investments for certain fund of funds, including the Portfolio, and may have a large percentage of their shares owned by such funds. Large redemption activity by the Portfolio or another fund of funds could result in the Underlying Portfolio being forced to sell portfolio securities at a loss to meet redemptions. The adviser may coordinate directly with the portfolio managers of the Underlying Portfolios to attempt to ensure that transactions are accommodated efficiently, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect the adviser’s ability to fully implement the Portfolio’s investment strategies.
  Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.
  Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.
  Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.
  Securities Lending Risk – Lending portfolio securities to brokers, dealers and financial institutions risks possible loss of rights in the collateral should the borrower fail which may cause the Portfolio to lose money.
  Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance for both equity and fixed income securities, the returns of a composite of indices of securities with characteristics similar to those the Portfolio typically holds, and the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance for both equity and fixed income securities, the returns of a composite of indices of securities with characteristics similar to those the Portfolio typically holds, and the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 3rd – ‘09 11.15% Worst Qtr: 4th – ‘08 -12.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2013)
Balanced Portfolio | Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%	[1],[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	0.53%	[1],[3],[4]
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	196
5 Years	rr_ExpenseExampleYear05	350
10 Years	rr_ExpenseExampleYear10	$ 799
2004	rr_AnnualReturn2004	7.89%
2005	rr_AnnualReturn2005	3.59%
2006	rr_AnnualReturn2006	10.42%
2007	rr_AnnualReturn2007	6.15%
2008	rr_AnnualReturn2008	(22.72%)
2009	rr_AnnualReturn2009	21.43%
2010	rr_AnnualReturn2010	11.96%
2011	rr_AnnualReturn2011	2.11%
2012	rr_AnnualReturn2012	9.69%
2013	rr_AnnualReturn2013	12.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.20%)
1 Yr	rr_AverageAnnualReturnYear01	12.08%
5 Yrs	rr_AverageAnnualReturnYear05	11.29%
10 Yrs	rr_AverageAnnualReturnYear10	5.62%
Balanced Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	32.39%
5 Yrs	rr_AverageAnnualReturnYear05	17.94%
10 Yrs	rr_AverageAnnualReturnYear10	7.40%
Balanced Portfolio | Barclays® U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.02%)
5 Yrs	rr_AverageAnnualReturnYear05	4.44%
10 Yrs	rr_AverageAnnualReturnYear10	4.55%
Balanced Portfolio | Balanced Portfolio Blended Composite: Russell 3000® Index (40%), MSCI® All Country World (ex-US) Index (10%), Barclays® U.S. Aggregate Index (45%) and Barclays® U.S. Corporate High Yield 2% Issuer Capped Index (5%). (reflects no deduction for fees, expenses or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.51%
5 Yrs	rr_AverageAnnualReturnYear05	12.00%
10 Yrs	rr_AverageAnnualReturnYear10	6.79%
Balanced Portfolio | Lipper® Variable Insurance Products (VIP) Mixed-Asset Target Allocation Moderate Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.27%
5 Yrs	rr_AverageAnnualReturnYear05	12.12%
10 Yrs	rr_AverageAnnualReturnYear10	6.16%

[1]	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.
[2]	Restated to reflect current expenses.
[3]	The Portfolio's investment adviser has entered into a written agreement to waive a portion of its management fee such that its management fee is 0.05% on average net assets invested in Underlying Portfolios. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2015.
[4]	After Fee Waiver